Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Expenses and Other Payables [Abstract]
Schedule of accrued expenses and other payables
	December 31,
	2020	2019

Accrued professional fees	$1,376,450	$188,749
Accrued vacation and benefits	174,771	127,999
Accrued communication and technology expenses	114,754	83,724
Other payables	97,119	16,973
	$1,763,094	$417,445